RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Party [Abstract]
RELATED PARTY TRANSACTIONS
Compensation of the members of the former Board of Management for 2020, 2019 and 2018 was as follows:

Amounts in € ‘000	Year	Base salary	Bonus (i)	Share-based payment (ii)	Post-employment benefits (iii)	Other (iv)	Total
S. de Vries	2020	538	377	1,522	94	32	2,563
	2019	507	310	487	72	32	1,408
	2018	490	428	325	81	32	1,356
B.M. Giannetti	2020	352	176	620	74	24	1,246
	2019	331	170	289	70	8	868
	2018	320	233	201	77	8	839
R. Wright	2020	136	12	94	13	306	561
	2019	317	149	114	23	0	603
	2018	306	148	167	34	0	655
Total	2020	1,026	565	2,236	181	362	4,370
	2019	1,155	629	890	165	40	2,879
	2018	1,116	809	693	192	40	2,850
(i)Bonuses are related to the achievement of the corporate and personal objectives. Refer to the report of the Remuneration Committee for the review of the performance and the extent the goals have been met.
(ii)Share-based payments are long term benefits and for 2020 relate to options of €0.07 million (2019:€0.6 million) and long-term incentive plan of €2.2 million (2019 €0.3 million).
(iii)Post-employment benefits were in line with previous year.
(iv) Includes car allowances and a termination payment of €0.306 million for Mr. R. Wright

Amounts in € ‘000	2020	2019	2018
Salaries and other short-term employee benefits	2,359	2,132	2,250
Post-employment benefits	181	165	193
Share-based compensation	2,486	1,009	839
Total	5,026	3,306	3,282